Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Summary of Calculation of Income Tax Expense Accrued
The calculation of the income tax expense accrued for the years ended December 31, 2024, 2023 and 2022 is as follows:

	2024	2023	2022
Current income tax	(137)	(45)	(31)
Deferred income tax	1,349	(975)	(810)

	1,212	(1,020)	(841)

Income tax - Well abandonment	-	-	19	(1)

	1,212	(1,020)	(822)

(1)	Corresponding to the effect of the regularization regime for the dispute relating to the cost deduction for hydrocarbon wells abandonment. See Note 17.a.5).

Summary of Reconciliation between the Charge to Net Income for Income Tax and the One that would Result from Applying the Prevailing Tax Rate on Net Income Before Income Tax Arising from the Consolidated Statements of Comprehensive Income
The reconciliation between the income tax charge for the years ended December 31, 2024, 2023 and 2022 and the one that would result from applying the prevailing tax rate on net profit or loss before income tax arising from the consolidated statements of comprehensive income for each fiscal year is as follows:

	2024	2023		2022
Net profit / (loss) before income tax	1,181	(257)		3,056
Average tax rate (1)	25.32%	25.29%		25.33%

Average tax rate applied to net profit or loss before income tax	(299)	65		(774)
Effect of the valuation of property, plant and equipment, intangible assets and assets held for sale, net	1,966	(1,193)		154
Effect of exchange differences and other results relating to the valuation of the currency, net (2)	(1,836)	990		(112)
Effect of the valuation of inventories	(137)	(549)		(268)
Income on investments in associates and joint ventures	99	24		112
Effect of tax rate change (3)	452	(423)		(25)
Effect of the regularization regime for the dispute relating to the cost deduction for hydrocarbon wells abandonment	-	-		18	(4)
Effect of application of indexation mechanisms	981	-		-
Miscellaneous	(14)	66	(5)	73

Income tax	1,212	(1,020)		(822)

(1)	Corresponds to the average projected tax rate of YPF and its subsidiaries in compliance with amendment to Law No. 27,630. See Note 36.f.1).
(2)	Includes the effect of tax inflation adjustments.
(3)	Corresponds to the remediation of deferred income tax balances at the time of reversal. See Note 36.f.1).
(4)	See Note 17.a.5).
(5)	Includes 32 corresponding to the tax criteria adopted in the 2023 tax return for fiscal year 2022 of the subsidiary Metrogas.

Summary of Breakdown of Deferred Tax
Furthermore, breakdown of Income tax liability, Deferred income tax assets, net and Deferred income tax liabilities, net deferred as of December 31, 2024, 2023 and 2022 is as follows:

	2024				2023				2022
	Non-current		Current		Non-current		Current		Non-current		Current
Income tax liability	2	(2)	126	(1)	4	(2)	31	(1)	26	(2)	27	(1)

(1)
Includes 1, 1 and 6 corresponding to the 12 installments of the regularization regimes associated with the dispute relating to the cost deduction for hydrocarbon well abandonment as of December 31, 2024, 2023 and 2022, respectively (see Note 17.a.5)). Additionally, includes the provision associated with the charge of current income tax net of unused tax credits and existing tax loss carryforwards.

(2)
Includes 2, 4 and 26 corresponding to the remaining installments of the regimes associated with the dispute relating to the cost deduction for hydrocarbon well abandonment as of December 31, 2024, 2023 and 2022, respectively (see Note 17.a.5)).

	2024	2023	2022
Deferred tax assets
Provisions and other non-deductible liabilities	202	113	154
Property, plant and equipment and Assets held for sale	524	-	-
Lease liabilities	258	234	188
Tax loss carryforwards	13	1,782	167
Miscellaneous	1	1	1

Total deferred tax assets	998	2,130	510

Deferred tax liabilities
Property, plant and equipment, Intangible assets and Inventories	(224)	(2,017)	(1,028)
Adjustment for tax inflation (1)	(271)	(1,078)	(965)
Right-of-use assets	(247)	(221)	(180)
Miscellaneous	(16)	(38)	(53)

Total deferred tax liabilities	(758)	(3,354)	(2,226)

Total Net deferred tax (2)	240	(1,224)	(1,716)

(1)	Includes the effect of the deferral of the tax inflation adjustment. See Note 36.f.1) “Budget Law 2023 - Deferral of tax adjustment for inflation” section.
(2)
Includes (61), (96) and (86) corresponding to adjustment for inflation of the opening deferred tax of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income and includes 176, 1,563 and 965 corresponding to the effect of the translation, as of December 31, 2024, 2023 and 2022, respectively.